PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 8 - PROPERTY AND EQUIPMENT, NET:

Composition of property and equipment grouped by major classifications is as follows:

	December 31
	2022	2021

Computers	1,191	956
Office furniture and equipment	562	304
Molds	2,550	1,729
Leasehold improvements	829	569
	5,132	3,558
Less: accumulated depreciation	(2,834)	(2,154)
Total property and equipment, net	2,298	1,404

Total depreciation and amortization in respect of property and equipment were $680, $517 and $416 for the years ended December 31, 2022, 2021 and 2020, respectively.